Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Fidelity Rutland Square Trust II
Prospectus Date	rr_ProspectusDate	Oct. 26, 2018
Document Creation Date	dei_DocumentCreationDate	Oct. 25, 2018